Rule 497(e)
                                                File Nos. 33-49552 and 811-6740


                                   SUPPLEMENT

                             Dated April 4, 2001 to
                       Prospectuses dated January 1, 2001

                              CITISM CASH RESERVES
                         CITISM U.S. TREASURY RESERVES
                            CITISM TAX FREE RESERVES
                      CITISM CALIFORNIA TAX FREE RESERVES
                      CITISM CONNECTICUT TAX FREE RESERVES
                       CITISM NEW YORK TAX FREE RESERVES
                         CITISM PREMIUM LIQUID RESERVES
                     CITISM PREMIUM U.S. TREASURY RESERVES
                  CITISM INSTITUTIONAL U.S. TREASURY RESERVES
                     CITISM INSTITUTIONAL TAX FREE RESERVES
                      CITISM INSTITUTIONAL LIQUID RESERVES
                           SVB LIQUID RESERVES SHARES
                A CLASS OF CITI SM INSTITUTIONAL LIQUID RESERVES


On or about April 4, 2001, Citibank, N.A., each fund's investment adviser, expects to transfer its asset management business, including investment management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.












FD02279 0301

                                                                    Rule 497(e)
                                                File Nos. 33-49552 and 811-6740


                                   SUPPLEMENT

                             Dated April 4, 2001 to
           Statements of Additional Information dated January 1, 2001

                              CITISM CASH RESERVES
                         CITISM U.S. TREASURY RESERVES
                            CITISM TAX FREE RESERVES
                      CITISM CALIFORNIA TAX FREE RESERVES
                      CITISM CONNECTICUT TAX FREE RESERVES
                       CITISM NEW YORK TAX FREE RESERVES
                         CITISM PREMIUM LIQUID RESERVES
                     CITISM PREMIUM U.S. TREASURY RESERVES
                  CITISM INSTITUTIONAL U.S. TREASURY RESERVES
                     CITISM INSTITUTIONAL TAX FREE RESERVES
                      CITISM INSTITUTIONAL LIQUID RESERVES
                           SVB LIQUID RESERVES SHARES
                A CLASS OF CITI SM INSTITUTIONAL LIQUID RESERVES


On or about April 4, 2001, Citibank, N.A., each fund's investment adviser, expects to transfer its asset management business, including investment management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.

                                                                   Rule 497(e)
                                               File Nos. 33-49552 and 811-6740


                                   SUPPLEMENT

                              DATED APRIL 4, 2001

                     CITISM CALIFORNIA TAX FREE INCOME FUND
                      CITISM NATIONAL TAX FREE INCOME FUND
                      CITISM NEW YORK TAX FREE INCOME FUND
               Supplement to Prospectus dated September 30, 2000

                    CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
                   Supplement to Prospectus dated May 1, 2000

                       CITISM INSTITUTIONAL CASH RESERVES
                 Supplement to Prospectus dated January 1, 2000


     On or about April 4, 2001, Citibank, N.A., each fund's investment manager, expects to transfer its asset management business, including management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage and administer the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.


















FD02278 0301

                                                                   Rule 497(e)
                                               File Nos. 33-49552 and 811-6740

                                   SUPPLEMENT

                              DATED APRIL 4, 2001

                     CITISM CALIFORNIA TAX FREE INCOME FUND
                      CITISM NATIONAL TAX FREE INCOME FUND
                      CITISM NEW YORK TAX FREE INCOME FUND
   Supplement to Statement of Additional Information dated September 30, 2000

                    CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
      Supplement to Statement of Additional Information dated May 1, 2000

                       CITISM INSTITUTIONAL CASH RESERVES
    Supplement to Statement of Additional Information dated January 1, 2001


     On or about April 4, 2001, Citibank, N.A., each fund's investment manager, expects to transfer its asset management business, including management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage and administer the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.